Financial Instruments - Risk Management - Schedule of Fixed Rate Instruments (Details) - Zeecol Limited [Member]	Mar. 31, 2016	Mar. 31, 2015
0 - 12 months
1 - 2 years		4.60%
2 - 3 years
3 - 5 years
5 + years